Share based compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation
Share based compensation

The fair value of share based compensation is recognized as personnel compensation expense, and in the year ended December 31, 2014, $10 million (2013: $7 million, 2012: $8 million) was included in the consolidated statement of operations.

Share Options

At a general meeting of shareholders held in May 2005, our shareholders authorized the Board to establish and maintain the Option Scheme in order to encourage our directors, officers and other employees to hold shares in the Company. The Option Scheme will expire in May 2016. The Option Scheme permits the Board, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries.  The options are not transferable. The subscription price is at the discretion of the Board, provided the subscription price is never reduced below the par value of the share. The subscription price for certain options granted under the Option Scheme will be reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised. Options granted under the Option Scheme will vest at a date determined by the board at the date of the grant.  The options granted under the plan to date vest over a period of one to five years.  There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options.

During 2014, no share options were granted. The assumptions used in estimating fair value are as follows: 2.4% risk-free interest rate, volatility of 26.1%, 0% dividend yield and an expected option term of four years. The risk-free interest rates were estimated using the US Treasury yield curve in effect at the time of grant for instruments with a similar life. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It is also assumed that 100% of options granted will vest.

The following summarizes share option transactions related to the Seadrill Scheme in 2014, 2013 and 2012:

	2014		2013		2012
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Outstanding at beginning of year	2,838,758	28.53	3,875,891	29.88	5,420,438	26.16
Granted	—	—	270,000	45.66	181,012	37.41
Exercised	(461,477)	20.19	(700,418)	22.60	(1,415,000)	16.39
Forfeited	(136,165)	34.57	(606,715)	32.30	(312,559)	30.84
Outstanding at end of year	2,241,116	35.10	2,838,758	28.53	3,875,891	29.88
Exercisable at end of year	1,169,584	27.38	1,080,306	27.38	1,164,214	21.19

Options granted in 2008 had been re-priced with exercise prices now being NOK90.83 ($14.09) and NOK104.64 ($16.24) per share; they may be exercised one third each year beginning 12 months after they were granted, and expire in May 2014. These same prices and dates apply to the options granted in 2009. Options granted in April 2010 had exercise price of NOK137.40 ($23.13), may be exercised one third after 12 or 15 months and expire in March/June 2015. Options granted in November 2010 had exercise prices of NOK192.90 ($31.4) for American citizens or residents and NOK185.20 ($31.06) for non-Americans. They may be exercised one fifth each year beginning 12 months after they were granted and expire in December 2015. Options granted in November 2011 had exercise prices of NOK202.10 ($34.68) and can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date. They expire in December 2016. Options granted during 2012 had exercise prices, ranging from NOK202.10 to NOK224.53. They have the same exercise schedule as the 2011's grant and expire between December 2016 and December 2017. Options granted in October 2013 had an exercise price of NOK273 and can be exercised one fourth at time after 13, 25, 37 and 49 months from the grant date.

The weighted average grant-date fair value of options granted during 2014 is nil (2013: $10.23 per share, 2012: $7.06 per share).

As of December 31, 2014 there was $3 million in unrecognized compensation costs relating to non-vested options granted under the Options Schemes (2013: $7 million, 2012: $11 million). This amount will be recognized as expense of $2 million in 2015, $1 million in 2016 and less than a million in 2017.

There were 2,241,116 options outstanding at December 31, 2014 (2013: 2,838,758). Their weighted average remaining contractual life was 21 months (2013: 43 months) and their weighted average fair value was $7.97 per option (2013: $8.27 per option). The weighted average parameters used in calculating these weighted average fair values are as follows: risk-free interest rate 2.03% (2013: 2.03%), volatility 26% (2013: 26.1%), dividend yield 0% (2013: 0%), option holder retirement rate 0% (2013: 0%) and expected term 4 years (2013: 4 years).

During 2014 the total intrinsic value of options exercised was $9 million (2013: $17 million, 2012: $32 million) on the day of exercise. The intrinsic value of options fully vested but not exercised at December 31, 2014 was zero since the weighted average exercise price per share exceeded the market price of our shares as at that date. The average remaining term of the options was 34 months.

Restricted Stock Units

On October 1, 2013, the Board of the Company approved 373,700 awards under the Company`s Restricted Stock Units, or RSU, plan. On November 7, 2013, the Board of our consolidated subsidiary, NADL, approved 278,778 awards under NADL`s RSU plan.

In December 2014, the Board of the Company approved 162,560 awards under the Company's RSU plan.

Under the terms of both plans, the holder of an award is entitled to receive a share in the respective company if still employed at the end of the three year vesting period. There is no requirement for the holder to pay for the share on grant date or upon vesting of the award. In addition the holder is entitled to receive an amount equal to the ordinary dividends declared and paid on the Company and NADL shares during the vesting period.

The fair value of the awards are calculated based on the market share price on grant date which for 2013 awards was $46.1 and NOK58 for the Company and NADL shares respectively. The fair value for the 2014 awards for the Company shares was $11.0.

The fair value of the awards expected to vest is recognized as compensation cost straight-line over the vesting period. All awards are currently expected to vest. Compensation cost related to the RSU plans of $5 million has been recognized in 2014 (2013: $2 million). As of December 31, 2014 there was $15 million in unrecognized compensation costs related to non-vested awards.